September 5, 2025

                        Victory Pioneer Bond Fund
                        Victory Pioneer Balanced Fund
                        Victory Pioneer Multi-Asset Income Fund
                        Victory Pioneer Solutions – Balanced Fund
                        Victory Pioneer Securitized Income Fund
                        Victory Pioneer Disciplined Growth Fund
                        Victory Pioneer Disciplined Value Fund
                        Victory Pioneer Global Equity Fund
                        Victory Pioneer Active Credit Fund
                        Victory Pioneer High Income Municipal Fund
                        Victory Pioneer Short Term Income Fund
                        Victory Pioneer Strategic Income Fund
                        Victory Pioneer Mid Cap Value Fund
                        Victory Pioneer Equity Income Fund
                        Victory Pioneer Equity Premium Income Fund
                        Victory Pioneer CAT Bond Fund
                        Victory Pioneer Floating Rate Fund
                        Victory Pioneer High Yield Fund
                        Victory Pioneer International Equity Fund
                        Victory Pioneer Select Mid Cap Growth Fund
                        Victory Pioneer Core Equity Fund

Victory Pioneer Fund

Victory Pioneer AMT-Free Municipal Fund

Victory Pioneer U.S. Government Money Market Fund (each, a “Fund” and together, the “Funds”)

Supplement to each Fund’s Prospectus dated March 31, 2025, as in effect and as may be amended from time to time.

Effective as of the close of business on October 17, 2025 (the “Effective Date”), FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. The appointment of FIS follows the recommendation of Victory Capital Management Inc. (“Victory Capital”), the Funds’ investment adviser. In connection with this change and following the Effective Date, shareholders may be able to reduce or eliminate the sales charge applicable to Class A shares of a Fund through a letter of intent or right of accumulation that includes other funds not managed by Victory Capital, in addition to funds managed by Victory Capital’s Pioneer Investments franchise. Moreover, shares of a Fund, under certain circumstances, may be exchanged for shares of the same class of another fund in the Victory Funds mutual fund complex, including funds that are not managed by Victory Capital’s Pioneer Investments franchise.

To reflect these changes, the following changes are being made to each Prospectus on the Effective Date:

All references in the Prospectus to BNY Mellon Investment Servicing (US) Inc. as the Funds’ transfer agent are deleted and replaced with references to FIS Investor Services LLC.

The following modifies (and if inconsistent, replaces) the information appearing in the Letter of Intent and Right of Accumulation bullet points of the Prospectus section “Choosing a Share Class”:

Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;

Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;

In addition, the following contact information replaces the contact information in the Prospectus section “Buying, Exchanging, and Selling Shares” as applicable, and replaces the language in the subsection “How to Contact Us”:

BY REGULAR U.S. MAIL	Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages:
Victory Funds
c/o FIS TA Operations
4249 Easton Way, Suite 400
Columbus, OH 43219
PHONE: 800-539-FUND (800-539-3863)

BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the
Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND (800-539-3863)

ON THE INTERNET	VictoryFunds.com

In addition to the above-referenced information, the following changes are hereby made on the Effective Date:

Under the section “Buying, Exchanging, and Selling Shares,” the disclosure in the subsection “Share Prices for Transactions” is revised as follows:

1.The bullet list following “Good order means that:” is replaced with the following bullet list:

▪You have provided adequate instructions

▪There are no outstanding claims against your account

Want the check paid to someone other than the account’s record owner(s)
Are transferring the sale proceeds to a Victory Fund account with a different registration
•
•
account
Instruct the transfer agent to mail the check to an address different from the one on your
Changed your account registration or address within the last 15 business days
Your request includes a signature guarantee if you:
•
•
There are no transaction limitations on your account
▪
▪

2.The subsection “Transaction Limitations” is hereby deleted.

Under the section “How to Buy Shares,” the disclosure is amended as follows:

1.Under the subsection “By Phone or Online,” the first paragraph is replaced with the following:

You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional Fund shares by phone or online if:

▪You established your bank account of record at least 15 business days ago

▪Your bank information has not changed for at least 15 business days

▪You can provide the proper account identification information

2.The language in the subsection “By wire (Class R6 or Class Y shares only),” is replaced with the following:

If you have an existing (Class R6 or Class Y shares only) account, you may wire funds to purchase shares. Note, however, that:

▪Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank

▪Wire transfers may be restricted on holidays and at certain other times

Under the section “How to Exchange Shares,” the disclosure is amended as follows:

1.The following modifies (and if inconsistent, replaces) the information appearing in the first paragraph:

You may, under certain circumstances, exchange your shares for shares of the same class of another fund in the Victory Funds mutual fund complex.

2.The language in the subsection “By Phone or Online,” is replaced with the following:

After you establish an eligible fund account, you can exchange Fund shares by phone or online if:

▪You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account

▪The Fund into which you are exchanging offers the same class of shares

▪You can provide the proper account identification information

3.The language in the subsection “In Writing, by Mail, or by Fax,” is replaced with the following:

You can exchange Fund shares by mailing or faxing a letter of instruction to the Fund. You can exchange Fund shares directly through the Fund only if your account is registered in your name. Include in your letter:

▪The name and signature of all registered owners

▪The name of the Fund out of which you are exchanging and the name of the Fund into which you are exchanging

▪The class of shares you are exchanging

▪The dollar amount or number of shares you are exchanging

Please note that there may be a delay in receipt by the Fund’s transfer agent of exchange requests submitted by regular mail to a post office address.

Under the section “How to Sell Shares,” the disclosure is amended as follows:

1.Under the subsection titled “By Phone or Online,” the first paragraph is replaced with the following:

You may sell Fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply).

2.Under the subsection titled “In Writing, by Mail, or by Fax,” the following paragraph is hereby deleted:

The Fund’s transfer agent will not process your request until it is received in good order. You may sell up to $100,000 per account per day by fax.

Under the section “Account Options,” the disclosure in the subsection “Systematic Withdrawal Plans” is replaced with the following:

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of Fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a U.S. bank account you designate.

To establish a systematic withdrawal plan, your account must have a total value of at least $5,000 when you establish your plan.

These requirements do not apply to scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs and certain retirement plans.

Systematic sales of Fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.

34209-00-0925

September 5, 2025

                         Victory Pioneer Fundamental Growth Fund
                         Victory Pioneer Multi-Asset Ultrashort Income Fund
                         (each, a “Fund” and together, the “Funds”)

Supplement to each Fund’s Prospectus dated August 1, 2025, as in effect and as may be amended from time to time.

Effective as of the close of business on October 17, 2025 (the “Effective Date”), FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. The appointment of FIS follows the recommendation of Victory Capital Management Inc. (“Victory Capital”), the Funds’ investment adviser. In connection with this change and following the Effective Date, shareholders may be able to reduce or eliminate the sales charge applicable to Class A shares of a Fund through a letter of intent or right of accumulation that includes other funds not managed by Victory Capital, in addition to funds managed by Victory Capital’s Pioneer Investments franchise. Moreover, shares of a Fund, under certain circumstances, may be exchanged for shares of the same class of another fund in the Victory Funds mutual fund complex, including funds that are not managed by Victory Capital’s Pioneer Investments franchise.

To reflect these changes, the following changes are being made to each Prospectus on the Effective Date:

All references in the Prospectus to BNY Mellon Investment Servicing (US) Inc. as the Funds’ transfer agent are deleted and replaced with references to FIS Investor Services LLC.

The following modifies (and if inconsistent, replaces) the information appearing in the Letter of Intent and Right of Accumulation bullet points of the Prospectus section “Choosing a Share Class”:

Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;

Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;

In addition, the following contact information replaces the contact information in the Prospectus section “Buying, Exchanging, and Selling Shares” as applicable, and replaces the language in the subsection “How to Contact Us”:

BY REGULAR U.S. MAIL	Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages:
Victory Funds
c/o FIS TA Operations
4249 Easton Way, Suite 400
Columbus, OH 43219
PHONE: 800-539-FUND (800-539-3863)

BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the
Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND (800-539-3863)

ON THE INTERNET	VictoryFunds.com

In addition to the above-referenced information, the following changes are hereby made on the Effective Date:

Under the section “Buying, Exchanging, and Selling Shares,” the disclosure in the subsection “Share Prices for Transactions” is revised as follows:

3.The bullet list following “Good order means that:” is replaced with the following bullet list:

▪You have provided adequate instructions

▪There are no outstanding claims against your account

▪There are no transaction limitations on your account

▪Your request includes a signature guarantee if you:

•Changed your account registration or address within the last 15 business days

•Instruct the transfer agent to mail the check to an address different from the one on your account

•Want the check paid to someone other than the account’s record owner(s)

•Are transferring the sale proceeds to a Victory Fund account with a different registration

4.The subsection “Transaction Limitations” is hereby deleted.

Under the section “How to Buy Shares,” the disclosure is amended as follows:

3.Under the subsection “By Phone or Online,” the first paragraph is replaced with the following:

You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional Fund shares by phone or online if:

▪You established your bank account of record at least 15 business days ago

▪Your bank information has not changed for at least 15 business days

▪You can provide the proper account identification information

4.The language in the subsection “By wire (Class R6 or Class Y shares only),” is replaced with the following:

If you have an existing (Class R6 or Class Y shares only) account, you may wire funds to purchase shares. Note, however, that:

▪Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank

▪Wire transfers may be restricted on holidays and at certain other times

Under the section “How to Exchange Shares,” the disclosure is amended as follows:

4.The following modifies (and if inconsistent, replaces) the information appearing in the first paragraph:

You may, under certain circumstances, exchange your shares for shares of the same class of another fund in the Victory Funds mutual fund complex.

5.The language in the subsection “By Phone or Online,” is replaced with the following:

After you establish an eligible fund account, you can exchange Fund shares by phone or online if:

▪You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account

▪The Fund into which you are exchanging offers the same class of shares

▪You can provide the proper account identification information

6.The language in the subsection “In Writing, by Mail, or by Fax,” is replaced with the following:

You can exchange Fund shares by mailing or faxing a letter of instruction to the Fund. You can exchange Fund shares directly through the Fund only if your account is registered in your name. Include in your letter:

▪The name and signature of all registered owners

▪The name of the Fund out of which you are exchanging and the name of the Fund into which you are exchanging

▪The class of shares you are exchanging

▪The dollar amount or number of shares you are exchanging

Please note that there may be a delay in receipt by the Fund’s transfer agent of exchange requests submitted by regular mail to a post office address.

Under the section “How to Sell Shares,” the disclosure is amended as follows:

3.Under the subsection titled “By Phone or Online,” the first paragraph is replaced with the following:

You may sell Fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply).

4.Under the subsection titled “In Writing, by Mail, or by Fax,” the following paragraph is hereby deleted:

The Fund’s transfer agent will not process your request until it is received in good order. You may sell up to $100,000 per account per day by fax.

Under the section “Account Options,” the disclosure in the subsection “Systematic Withdrawal Plans” is replaced with the following:

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of Fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a U.S. bank account you designate.

To establish a systematic withdrawal plan, your account must have a total value of at least $5,000 when you establish your plan.

These requirements do not apply to scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs and certain retirement plans.

Systematic sales of Fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.

34208-00-0925

September 5, 2025

Victory Pioneer Bond Fund
Victory Pioneer Balanced Fund
Victory Pioneer Multi-Asset Income Fund Victory Pioneer Solutions – Balanced Fund Victory Pioneer Securitized Income Fund Victory Pioneer Disciplined Growth Fund Victory Pioneer Disciplined Value Fund Victory Pioneer Global Equity Fund
Victory Pioneer Active Credit Fund
Victory Pioneer High Income Municipal Fund Victory Pioneer Short Term Income Fund Victory Pioneer Strategic Income Fund Victory Pioneer Mid Cap Value Fund
Victory Pioneer Equity Income Fund
Victory Pioneer Equity Premium Income Fund
Victory Pioneer CAT Bond Fund
Victory Pioneer Floating Rate Fund
Victory Pioneer High Yield Fund
Victory Pioneer International Equity Fund Victory Pioneer Select Mid Cap Growth Fund Victory Pioneer Core Equity Fund

Victory Pioneer Fund

Victory Pioneer AMT-Free Municipal Fund

Victory Pioneer U.S. Government Money Market Fund (each, a “Fund” and together, the “Funds”)

Supplement to the Statement of Information (“SAI”) dated March 31, 2025, as in effect and as may be amended from time to time.

Effective as of the close of business on October 17, 2025 (the “Effective Date”), FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. The appointment of FIS follows the recommendation of Victory Capital Management Inc., the Funds’ investment adviser. On the Effective Date all references in the SAI to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) as the Funds’ transfer agent are deleted and replaced with references to FIS Investor Services LLC.

In addition, the following revisions are made to the Funds’ SAI:

The first sentence under the SAI subsection “Systematic withdrawal plan(s) (“SWP”) (Class A and Class C)” is hereby deleted and replaced with the following:

A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $5,000.

The first sentence of the third paragraph under the SAI subsection “Systematic withdrawal plan(s) (“SWP”) (Class A and Class C)” is hereby deleted.

The following is added to the SAI under the subsection “Custodian and Sub-administrator; Transfer Agent”:

Transfer Agent

FIS Investor Services LLC (“FIS”), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, serves as transfer agent for the Funds. Under its agreement with the Funds, FIS, among other things, processes sales and redemptions of shares of each Fund.

Prior to the closing of the Reorganization, BNY Mellon Investment Servicing (US) Inc. was the transfer agent of each Predecessor Fund.

34209-00-0925

September 5, 2025

Victory Pioneer Fundamental Growth Fund

Victory Pioneer Multi-Asset Ultrashort Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement to the Statement of Information (“SAI”) dated August 1, 2025, as in effect and as may be amended from time to time.

Effective as of the close of business on October 17, 2025 (the “Effective Date”), FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. The appointment of FIS follows the recommendation of Victory Capital Management Inc., the Funds’ investment adviser. On the Effective Date all references in the SAI to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) as the Funds’ transfer agent are deleted and replaced with references to FIS Investor Services LLC.

In addition, the following revisions are made to the Funds’ SAI:

The first sentence under the SAI subsection “Systematic withdrawal plan(s) (“SWP”) (Class A and Class C)” is hereby deleted and replaced with the following:

A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $5,000.

The first sentence of the third paragraph under the SAI subsection “Systematic withdrawal plan(s) (“SWP”) (Class A and Class C)” is hereby deleted.

The following is added to the SAI under the subsection “Custodian and Sub-administrator; Transfer Agent”:

Transfer Agent

FIS Investor Services LLC (“FIS”), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, serves as transfer agent for the Funds. Under its agreement with the Funds, FIS, among other things, processes sales and redemptions of shares of each Fund.

Prior to the closing of the Reorganization, BNY Mellon Investment Servicing (US) Inc. was the transfer agent of each Predecessor Fund.

34210-00-0925